N-2	Apr. 05, 2023 USD ($)
Cover [Abstract]
Entity Central Index Key	0001949178
Amendment Flag	false
Entity Inv Company Type	N-2
Securities Act File Number	333-268026
Investment Company Act File Number	811-23834
Document Type	N-2/A
Document Registration Statement	true
Pre-Effective Amendment	true
Pre-Effective Amendment Number	2
Post-Effective Amendment	false
Investment Company Act Registration	true
Investment Company Registration Amendment	true
Investment Company Registration Amendment Number	2
Entity Registrant Name	Kingsbarn Parallel Income Fund
Entity Address, Address Line One	8730 Stony Point Parkway, Suite 205
Entity Address, City or Town	Richmond
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	23235
City Area Code	(800)
Local Phone Number	628-4077
Approximate Date of Commencement of Proposed Sale to Public	As soon as practicable after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only	false
Delayed or Continuous Offering	true
Primary Shelf [Flag]	false
Effective Upon Filing, 462(e)	false
Additional Securities Effective, 413(b)	false
Effective when Declared, Section 8(c)	false
Effective upon Filing, 486(b)	false
Effective on Set Date, 486(b)	false
Effective after 60 Days, 486(a)	false
Effective on Set Date, 486(a)	false
New Effective Date for Previous Filing	false
Additional Securities. 462(b)	false
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	false
Registered Closed-End Fund [Flag]	true
Business Development Company [Flag]	false
Interval Fund [Flag]	true
Primary Shelf Qualified [Flag]	false
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
New CEF or BDC Registrant [Flag]	true
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Shareholder Transaction Expenses	Percentage of Offering Price
Maximum Sales Charge (Load) (as a percentage of the subscription amount) Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of your purchase or redemption price)	None None
Early Withdrawal Charges on Shares Repurchased Within 365 Days of Purchase	None

Sales Load [Percent]	0.00%
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	0.00%
Other Transaction Expense 2 [Percent]	0.00%
Annual Expenses [Table Text Block]

Percentage of Net Assets Attributable to Shares of Beneficial Interest
Annual Fund Operating Expenses (as a percentage of net assets attributable to shares)
Management Fees(1)	1.50%
Incentive Fees(2)	0.00%
Interest Payments on Borrowed Funds(3)	1.50%
Other Expenses(4)	0.44%
Total Annual Fund Operating Expenses	3.44%
Less Fee Waivers and/or Expense Reimbursements	0.00%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements(5)	3.44%

Management Fees [Percent]	1.50%	[1]
Interest Expenses on Borrowings [Percent]	1.50%	[2]
Incentive Fees [Percent]	0.00%	[3]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.44%	[4]
Total Annual Expenses [Percent]	3.44%
Waivers and Reimbursements of Fees [Percent]	0.00%
Net Expense over Assets [Percent]	3.44%	[5]
Expense Example [Table Text Block]

The following example illustrates the hypothetical expenses that you would pay on a $1,000 investment. The example assumes annual expenses attributable to shares remain unchanged from the levels described in the Fund Expenses Table above and assumes shares earn a 5% annual return.

1 Year	3 Years	5 Years	10 Years
$35	$106	$179	$372

Expense Example, Year 01	$ 35
Expense Example, Years 1 to 3	106
Expense Example, Years 1 to 5	179
Expense Example, Years 1 to 10	$ 372
Purpose of Fee Table , Note [Text Block]

The following tables describe the aggregate fees and expenses that the Fund expects to incur and that the Shareholders can expect to bear, either directly or indirectly, through the Fund’s investments.

Other Expenses, Note [Text Block]	The “Other Expenses” shown above are estimated based on an assumed $100 million in average net assets of the Fund for the current fiscal year.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

INVESTMENT OBJECTIVE, POLICIES AND STRATEGIES

Investment Objective. The Fund seeks to provide a consistent level of dividend income and the preservation of capital. No assurance can be given that the Fund’s investment objective will be achieved, or that its risk management strategies will be effective, and you could lose all your investment in the Fund.

The Fund’s investment objective is “non-fundamental,” which means that it may be changed by the Board without the approval of shareholders. The Fund will provide shareholders at least 60 days’ notice prior to changing the Fund’s investment objective.

Principal Investments and Investment Strategies. The Fund seeks to achieve its investment objective by investing, under normal market circumstances, a substantial portion of its assets in publicly listed equities of Real Estate Investment Trusts (“REITs”) and Business Development Companies (“BDCs”) that are hereafter referred to as “Portfolio Companies” that invest in residential and commercial loans and securities, business loans to private companies, and various types of derivatives for both investment and risk management purposes. The Fund will also invest in U.S. treasury note futures and derivatives instruments that are linked to, or provide investment exposure to, interest rate swap agreements that are utilized to hedge, or offset, the market value risk of the Fund’s investment portfolio. The Fund will invest in derivative instruments the Adviser believes will offset, or hedge, the aggregate risk of net income and/or net asset value losses from movements in longer-term interest rates. Generally, the type of derivatives that will be purchased by the Fund to offset the decline in portfolio market value due to declining interest rates are options on interest rate swaps (commonly referred to as “swaptions”). Specifically, the Fund will purchase “receiver” swaptions that will increase in value as longer-term interest rates decline. To offset the impact on NAV from increased longer-term interest rates, the Fund will invest in treasury note futures. The Fund may lend its portfolio securities.

Portfolio Companies the Fund may include in its investment portfolio are MREITs, CREITs, BDCs and VDLs. Companies in these sectors invest in various mortgage loans, mortgage securities, business loans to private companies, and derivatives that involve certain interest rate and/or credit risks.

Residential and Commercial Mortgage REITS – These companies invest in residential and commercial mortgage loans and mortgage securities. While most of the residential mortgage REIT investments are either sponsored by U.S. government agencies or are rated in the highest rating category by independent, nationally recognized, rating agencies, certain residential mortgage REITs also invest in lower rated securities, loan pools, and residual interests in securitized residential mortgage loans. Commercial mortgage REITs generally investment in prime-quality loans and commercial mortgage-backed securities. These companies invest their equity, on a leveraged basis, in mortgage loans and securities that generate net interest income. To maintain a stable margin, each company actively manages its balance sheet and employs various risk management strategies. Although the mortgage loans and securities invested in by the residential and commercial REITs are secured by residential and commercial property, the Fund will not directly invest in either residential property or commercial property.

Business Development Companies – BDCs are direct lenders that provide senior secured, junior secured, or unsecured debt to private companies that typically generate cash flow that substantially exceeds the amounts required to service their loan obligations.

Venture Debt Lenders – VDLs are direct lenders to private companies that are backed by private equity or venture capital investment firms. Although these companies are typically not profitable, they have reached a stage in their business life cycle whereby their sponsors are comfortable raising debt capital to fund growth rather than investing additional equity capital. Loans issued by VDLs can have fixed rates or floating rates with net interest margin variability managed by borrowing similar amounts of fixed and floating rate debt.

The Fund and the Portfolio Companies held by the Fund may invest in residential and commercial loans and securities, business loans to private companies, and various types of derivatives for both investment and risk management purposes. The Fund and the individual Portfolio Companies in which the Fund invests may invest in securities and loans of any maturity or duration. Duration is a measure used to determine the sensitivity of a loan or security’s price to changes in interest rates. A Portfolio Company may hedge its sensitivity to interest rates and credit risk by investing in derivatives including interest rate swaps, swaptions, futures contracts and credit derivatives. The Fund’s and a Portfolio Company’s hedging strategy may not be effective in limiting the risk of loss resulting from significant movements in interest rates and credit risks of the securities in which a Portfolio Company invests. The Fund and Portfolio Companies may invest in the following:

Agency Mortgage-Backed Securities – Pools of residential or multifamily loans that are guaranteed by the Government National Mortgage Association (“GNMA”), the Federal Home Loan Mortgage Corporation (“FHLMC”) or the Federal National Mortgage Association (“FNMA”) (collectively, “Agency Mortgage-Backed Securities” or “Agency MBS”). While investors in Agency MBS assume prepayment risk, as these securities are guaranteed by a government-sponsored agency, investors are not exposed to credit losses.

Non-Agency Mortgage-Backed Securities – Pools of prime loans, prime jumbo loans, Alt-A loans, subprime loans, non-performing loans, and re-performing loans that are issued as Non-Agency Mortgage-Backed Securities (“Non-Agency MBS”). These securities do not have guarantees and investors are exposed to both prepayment risk and credit risk.

Commercial Mortgage-Backed Securities – Pools of mortgages secured by commercial real estate properties that are issued in securities (“Commercial MBS” or “CMBS”). Investors in CMBS are exposed to both prepayment risk and credit risk.

CRT Securities – Securities that are designed to synthetically transfer mortgage credit risk from FNMA and FHLMC to private investors. Investors in CRT securities are exposed to both prepayment risk and credit risk.

Loans – MREITs, CREITs, BDCs and VDLs each may invest in individual residential, commercial, or private business loans that can be secured by residential or commercial real estate, or the assets of a business, or can be unsecured. Each of these companies that provide or invest in loans may be exposed to various levels of credit risk depending upon the nature of its debt investment and credit enhancements, if any, supporting the debt investment.

Mortgage Servicing Rights – Mortgage servicing rights, or MSR, represent the rights and obligations associated with servicing pools of residential mortgages. Generally, none of the companies in the Fund or their subsidiaries originate or directly service the residential loans. Rather, these activities are carried out by properly licensed sub-servicers who perform all the required servicing activities for the loans underlying the MSR. Interests in MSR investments represent agreements to purchase all, or a component of, net servicing cash flows. Investors in MSR are exposed to prepayment risks and may be exposed to credit risk to the extent the MSR is backed by Non-Agency MBS.

Derivatives – A Portfolio Company may enter various derivative financial instrument contracts to hedge a portion of its interest rate risk and/or its credit risk. These derivatives are subject to changes in market values resulting from changes in interest rates, volatility, Agency MBS spreads to U.S. Treasuries, borrower credit performance, and market liquidity. The use of derivatives also creates exposure to credit risk relating to potential losses that could be recognized if the counterparties to these instruments fail to perform their obligations under that stated contract.

●    Interest Rate Swap Agreements – The primary instrument used to mitigate interest rate risk by “swapping” a short-term interest rate with a counterparty who swaps a long-term interest rate. Stated more simply, an interest rate swap provides the economic equivalent of converting a short-term borrowing into a longer-term borrowing.

●    Swaptions – Interest rate swaptions provide the option to enter an interest rate swap for a predetermined notional amount, stated term, and pay and receive interest rates in the future. To manage its exposures to movements in longer-term interest rates, the Fund will buy swaptions that are referred to as “payor swaptions” and “receiver swaptions”. If exercised, payor swaptions allows the owner to enter a swap agreement to pay a longer-term fixed rate. Conversely, if exercised, receiver swaptions allows the owner to enter a swap agreement to receive a longer-term fixed rate.

●    Futures Contracts – Derivatives that track the prices of specific assets or benchmark rates that help mitigate the potential impact of changes in longer-term interest rates on the portfolio performance.

●    Credit Derivatives – Derivates that mitigate CMBS credit risk by referencing a CMBS index.

Separately from the interest rate risk management strategies employed by each of the Portfolio Companies, the Fund will invest in U.S. Treasury note futures and derivative instruments the Adviser believes will offset, or hedge, the aggregate risk of net income and/or net asset value losses from movements in longer-term interest rates. Generally, the derivatives that will be used by the Adviser are either treasury note futures or options on interest rate swaps (commonly referred to as “swaptions”). Typically, the Fund will short-sale treasury note futures to hedge against rising longer-term interest rates as the increased value of the futures contracts will offset the decline in value of the fixed rate mortgage-backed securities (“MBS”). On the other hand, the Fund will buy receiver swaptions which will increase in value as longer-term rates decline and offset the decrease in Fund NAV due to the negative impact on the value of MBS due to increased rates of mortgage prepayments. Notwithstanding these risk-mitigating measures employed by the Adviser to manage interest rate risk, the Fund will continue to be subject to the risk of loss due to other risk factors inherent in its investments or investment strategy, or those of the underlying Portfolio Companies.

Use of Leverage. The Fund may use leverage to the extent permitted by the 1940 Act. The Fund expects to utilize leverage through margin facilities secured by its portfolio securities. The Fund will limit any use of leverage through senior securities representing indebtedness to 33 1/3% of the Fund’s net assets, including any assets purchased with borrowed money, immediately after giving effect to the leverage. The Fund’s use of leverage during its first year of operations is expected to be up to 33 1/3% of its net assets.

The Fund’s Board of Trustees may authorize the issuance of preferred shares without the approval of Common Shareholders. If the Fund issues preferred shares in the future, all costs and expenses relating to the issuance and ongoing maintenance of the preferred shares will be borne by the Common Shareholders, and these costs and expenses may be significant. The Fund intends to utilize leverage opportunistically and may choose to increase, decrease, or eliminate entirely, its use of leverage over time and from time to time based on the Adviser’s assessment of the yield curve environment, interest rate trends, market conditions and other factors.

The net proceeds the Fund obtains from use of leverage will be invested in accordance with the Fund’s investment objective and policies as described in this prospectus. If short-term interest rates continue to rise, they may reach a level at which those rates exceed the return earned on securities purchased with leverage, which would result in a reduced yield and cause the Fund’s NAV to decline more than if the Fund had not used leverage. A reduction in the Fund’s NAV may cause a reduction in the market price of the Fund’s Shares.

The 1940 Act generally prohibits the Fund from engaging in most forms of leverage unless immediately after the issuance of the leverage the Fund has satisfied the asset coverage test with respect to senior securities representing indebtedness prescribed by the 1940 Act; that is, the value of the Fund’s total assets less all liabilities and indebtedness not represented by senior securities (for these purposes, “total net assets”) is at least 300% of the senior securities representing indebtedness (effectively limiting the use of leverage through senior securities representing indebtedness to 33 1/3% of the Fund’s net assets, including assets attributable to such leverage). In addition, the Fund is not permitted to declare any cash dividend or other distribution on Shares unless, at the time of such declaration, this asset coverage test is satisfied. To the extent that the Fund engages in borrowings, it may prepay a portion of the principal amount of the borrowing to the extent necessary to maintain the required asset coverage. Failure to maintain certain asset coverage requirements could result in an event of default.

The utilization of leverage, or margin borrowing, is a speculative technique and there are special risks and costs involved in this financing technique. If leverage is used, there can be no assurance that the Fund’s leveraging strategies will be successful or result in a higher yield on your Shares. For example, a counterparty could make a margin call, causing the Fund to sell a security at an inopportune time, resulting in a loss to the Fund. When leverage is used, the net asset value of the Shares and the yield to Common Shareholders will be more volatile than if leverage was not used. In addition, interest expense on borrowed monies is borne by the Fund’s Common Shareholders.

Derivatives Transactions. Rule 18f-4 under the 1940 Act permits the Fund to enter into Derivatives Transactions (as defined below) and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. Section 18 of the 1940 Act, among other things, prohibits closed-end funds, including the Fund, from issuing or selling any “senior security” representing indebtedness (unless the fund maintains 300% “asset coverage”) or any senior security representing stock (unless the fund maintains 200% “asset coverage”).

Under Rule 18f-4, “Derivatives Transaction” include (i) any swap, security-based swap, futures contract, forward contract, option, any combination of the foregoing, or any similar instrument, under which a fund is or may be required to make any payment or delivery of cash or other assets during the life of the instrument or at maturity or early termination, whether as margin or settlement payment or otherwise; (ii) any short sale borrowing; and (iii) reverse repurchase agreements and similar financing transactions if the fund has elected to treat all such transactions as derivatives transactions under the rule.

The Fund must comply with Rule 18f-4 with respect to its Derivatives Transactions. Rule 18f-4, among other things, requires the Fund to adopt and implement a comprehensive written derivatives risk management program (“DRMP”) and to comply with a relative or absolute limit on fund leverage risk calculated based on value-at-risk (“VaR”). The DRMP is administered by a “derivatives risk manager,” who is appointed by the Board, including a majority of the Directors who are not “interested persons” (as defined in the 1940 Act) (the “Independent Directors”), and periodically reviews the DRMP and reports to the Board.

Rule 18f-4 provides an exception from the DRMP, VaR limit and certain other requirements if the Fund’s “derivatives exposure” is limited to 10% of its net assets (as calculated in accordance with Rule 18f-4) and the Fund adopts and implements written policies and procedures reasonably designed to manage its derivatives risks (the “Limited Derivatives User Exception”). The Fund does not intend to utilize the Limited Derivatives User Exception, which could restrict the Fund’s ability to engage in certain Derivatives Transactions and/or increase the costs of such Derivatives Transactions, which could adversely affect the value or performance of the Fund and the Shares and/or the Fund’s distribution rate.

Temporary defensive investments. In attempting to respond to adverse market, economic, political, or other conditions, as determined by the Adviser, upon the Adviser’s recommendation, for temporary defensive purposes, the Fund may deviate from its investment strategy by investing some or all of its total assets in a money market sweep account. The Fund may not achieve its investment objective when it does so.

Investment Process.

Elemental to the Fund’s investment process is developing a financial forecast for each company that extends through the end of the following fiscal year. The financial forecasts will include a detailed balance sheet and income statement that will provide the Adviser quarterly estimates for net income, common dividend, and tangible book value (“TBV”) that are then compared to the same estimates published on various news services by Wall Street equity research analysts.

The Adviser executes its investment process to select a portfolio of 12-18 companies, out of an investment universe of approximately 75 companies, that it believes has, in aggregate, the greatest dividend yield per unit of risk (duration and convexity) with the lowest variability in dividend yield across a range of interest rate scenarios. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. Convexity is the term to describe the nonlinearity of duration for MBS. As interest rates decline, MBS prices increase less than a bond without prepayment options because the MBS expected maturity becomes shorter due to increased borrower prepayments rates.

For each company considered for investment, the Adviser completes a multiple-scenario financial modeling process that allows the Adviser to construct a portfolio hedge intended to nullify the impact of changes in longer-term interest rates to the Fund’s NAV, as follows:

1.	Company Portfolio Segmentation and Analysis. For each company, the Adviser separates the investment portfolio, liabilities, and hedge positions into “risk buckets”, or groupings, where the instruments in each risk bucket have similar characteristics such as coupon, maturity term, or product type.

2.	Scenario Analysis. The Adviser estimates the changes in the value of each risk bucket for each company under a wide range of higher and lower interest rate scenarios as compared to a base interest rate forecast developed by the Adviser.

3.	Risk Aggregation. After completing the scenario analysis for each company, the results for each company are aggregated to determine the portfolio-level risk to NAV across each interest rate scenario.

4.	Portfolio Hedge Construction. After completing the scenario analysis and determining the change in portfolio NAV, the Adviser constructs portfolio-level hedges using treasury note futures and interest rate swaptions that it believes will largely nullify the negative impact on the Fund’s NAV from changes in longer-term interest rates.

The Adviser invests Fund assets in publicly listed equities of Real Estate Investment Trusts (“REITs”) and Business Development Companies (“BDCs”) using a multi-stage investment process: financial review and modeling, development of proprietary earnings estimates, security selection, and investment monitoring.

▪            Financial Review and Modeling – Using each company’s financial statements, SEC filings, and earnings releases, the Adviser will construct a financial model for each company it believes is suitable for investment consideration.

▪            Proprietary Earnings Estimates – The Adviser believes developing proprietary net income, tangible book value (“TBV”), and dividend estimates for each company over a relatively long forecast horizon (at least through the following fiscal year-end) will allow it to select companies that enable the Fund to meet its investment objective of providing investors with a consistent level of dividend income and preservation of capital.

o	Tangible book value is the company’s common equity that it leverages and invests in investment securities and hedging instruments. A reduction in TBV, assuming constant leverage, will result in fewer investments which reduces net investment income and may result in a lower dividend distribution to the Fund. The Adviser will favor those companies that have a lower risk to tangible book value versus those companies it determines have higher risks to TBV.

o	Net Income is an important contributor to the dividend distributed by the company to the Fund. A significant reduction in net income -- whether from lower asset yields, higher cost of funds, credit losses, or another reason – may result in a lower dividend distribution to the Fund.

o	Dividends are the distributions from a company to the Fund that are then distributed, after fees and expenses, to investors. Developing proprietary longer-term dividend estimates can prove beneficial to Fund performance as owning a stock with an increasing dividend will generally increase investor distributions while owning a stock with a declining dividend will generally decrease investor distributions.

o	In addition to the potentially beneficial impact on Fund distributions to investors, forecasting these financial items for each company may also increase the NAV of the Fund as investing in companies with improving financial metrics could result in higher stock prices. On the other hand, if the financial forecast foreshadows declining financial results, the Adviser can sell a stock at a price that may prove beneficial to the future stock price when if the company reports results that may prove disappointing to the marketplace.

▪            Security Selection – In attempting to construct a portfolio with the highest possible yield with the lowest possible variability in that yield, the Adviser will leverage its proprietary estimates to continually own equities that it believes will meet or beat earnings, NAV, and/or dividends estimates, while reducing or eliminating exposure to equities it believes will miss earnings, NAV, and/or dividends estimates.

▪      Investment Monitoring – The Adviser will review company public financial disclosures and financial market information and continually update its financial models and projections. Additionally, it will interact with company executives to gain insight into operations while also attending industry events and investor conferences.

Elemental to the Adviser’s investment process is estimating each company’s forward 12-month dividend, NAV, and net income estimates that are compared to the same estimates published on various news services by Wall Street equity research analysts. This comparison process allows each stock to be assigned to a quadrant in the Adviser’s valuation matrix.

▪      Quadrant 1 – Company earnings, NAV, and/or dividend estimates that are higher than the consensus, or average, estimates published by Wall Street analysts. From this quadrant, at least 70% of investor equity will be invested in those stocks with the highest dividend yield and the lowest dividend risk, as determined by the Adviser’s modeling processes.

▪      Quadrant 2 – Company earnings, NAV, and/or dividend estimates equal to consensus, or average, Wall Street analyst estimates. From this quadrant, the remaining investor equity will be invested in those stocks with the highest yields and the lowest risk of dividend reductions, as determined by the Adviser’s modeling processes.

▪      Quadrant 3 – Company earnings, NAV, and/or dividend estimates are below consensus, or average, Wall Street estimates. These stocks have a heightened risk of dividend reductions that would likely cause the stock price to decline. After the dividend is reduced, or if the Adviser finds reasons to revise its estimates higher, companies in this quadrant can be “promoted” to either Quadrant 2 or Quadrant 1 and considered for future investment.

▪      Quadrant 4 – Company NAV, commonly referred to as “book value”, estimates that are below consensus Wall Street analyst book value estimates. Decreased book value typically results from significant credit losses or a poorly managed balance sheet. The Adviser’s concluded NAV estimate may be materially below a specific company’s consensus book value estimate published by Wall Street analysts that could likely result in a material decline in stock price. The Adviser may consider short selling stocks in this quadrant if (a) the Adviser’s estimate of a company’s NAV estimate is at least 35% below the most recent book value reported by the company; and (b) the short interest in the stock is below 10% of the outstanding shares.

Investing in residential and commercial mortgage REITs, BDCs, and VDLs entails assuming a variety of risks that can impact a particular company’s net income, dividends, and net asset value. Among others, these risks are interest rate risk, prepayment risk, credit risk, liquidity risk, and spread risk.

The following provides additional information regarding the types of securities and other instruments in which the Fund will ordinarily invest. Please see the section of the Fund’s Statement of Additional Information entitled “Additional Information About the Fund’s Investment Objective, Policies, Investment Strategies and Risks” for additional information about other types of securities and other instruments in which the Fund may invest.

Portfolio Company Investment Securities

Companies the Fund may include in its investment portfolio are residential mortgage REITs (“MREITs”), commercial mortgage REITs (“CREITs”), Business Development Companies (“BDCs”) and Venture Debt Lenders (“VDLs”). While not an exhaustive listing, companies in these sectors invest in various loans, securities and derivatives that involve certain interest rate and/or credit risks.

Agency Mortgage-Backed Securities – Pools of residential or multifamily loans that are guaranteed by the Government National Mortgage Association (“GNMA”), the Federal Home Loan Mortgage Corporation (“FHLMC”) or the Federal National Mortgage Association (“FNMA”) (collectively, “Agency Mortgage-Backed Securities” or “Agency MBS”). While investors in Agency mortgage-backed securities assume prepayment risk, as these securities are guaranteed by a government-sponsored agency, investors are not exposed to credit losses.

Non-Agency Mortgage-Backed Securities – Pools of prime loans, prime jumbo loans. Alt-A loans, subprime loans, non-performing loans, and re-performing loans that are issued in Non-Agency Mortgage-Backed Securities (“Non-Agency MBS”). These securities do not have guarantees and investors are exposed to both prepayment risk and credit risk.

Commercial Mortgage-Backed Securities – Pools of mortgages secured by commercial real estate properties that are issued in securities (“Commercial MBS” or “CMBS”). Investors in CMBS are exposed to both prepayment risk and credit risk.

CRT Securities – Securities that are designed to synthetically transfer mortgage credit risk from FNMA and FHLMC to private investors. Investors in CRT securities are exposed to both prepayment risk and credit risk.

Loans – MREITs, CREITs, BDCs and VDLs each may invest in individual residential, commercial, or private business loans that can be secured by residential or commercial real estate, the assets of a business, or may be unsecured. Each of these companies that provide or invest in loans may be exposed to various levels of credit risk depending upon the nature of its debt investment and credit enhancements, if any, supporting the debt investment.

Mortgage Servicing Rights – Mortgage servicing rights, or MSR, represent the rights and obligations associated with servicing pools of residential mortgages. Generally, none of the companies in the Fund or their subsidiaries originate or directly service the residential loans. Rather, these activities are carried out by properly licensed sub-servicers who perform all the required servicing activities for the loans underlying the MSR. Interests in MSR investments represent agreements to purchase all, or a component of, net servicing cash flows. Investors in MSR are exposed to prepayment risks and may be exposed to credit risk to the extent the MSR is backed by Non-Agency MBS.

Derivatives – A company may enter into various derivative financial instrument contracts to hedge a portion of its interest rate risk and/or its credit risk. These derivatives are subject to changes in market values resulting from changes in interest rates, volatility, Agency MBS spreads to U.S. Treasuries, borrower credit performance, and market liquidity. The use of derivatives also creates exposure to credit risk relating to potential losses that could be recognized if the counterparties to these instruments fail to perform their obligations under that stated contract.

●	Interest Rate Swap Agreements – The primary instrument used to mitigate interest rate risk by “swapping” a short-term interest rate with a counterparty who swaps a long-term interest rate. Stated more simply, an interest rate swap provides the economic equivalent of converting a short-term borrowing to a longer-term borrowing.

●	Swaptions – Interest rate swaptions provide the option to enter into an interest rate swap for a predetermined notional amount, stated term, and pay and receive interest rates in the future.

●	Futures Contracts – Derivatives that track the prices of specific assets or benchmark rates.

●	Credit Derivatives – Derivatives that mitigate CMBS credit risk by referencing a CMBS index.

Risk Factors [Table Text Block]

PRINCIPAL RISK FACTORS

All investments carry risks to some degree. The Fund cannot guarantee that its investment objective will be achieved or that its strategy will be successful, and its NAV may decrease. An investment in the Fund involves substantial risks, including the risk that the entire amount invested may be lost. The following are some of the specific risks of the Fund’s investment strategy:

Risks of Fund Investments

As the Fund will invest in public equities issued by companies in some or all the following sectors -- MREITs, CREITs, BDCs and VDLs -- results for the Fund, prior to the effect of incremental hedging by the Adviser, will reflect similar prepayment and/or credit risks as those borne by the portfolio companies. Furthermore, investing in multiple companies may exacerbate the exposure to these risks as there are limited, if any, offsetting positions when multiple companies are added to the Fund.

The primary risks borne by portfolio companies owned by the Fund are spread risk, liquidity risk, credit risk and extension risk.

●	Spread Risk – As the basis, or spread, between the interest rate for a security or a loan varies relative to a relevant index, such as the U.S. Treasury rate of a similar term, the market value of the asset increases or decreases. Generally, when market interest rates rise, spreads will widen resulting in decreased asset values, and vice versa. The Adviser has determined that hedging the risk of widening spreads is, at a minimum, prohibitively expensive and will be managed via the composition of companies in the Fund by underweighting those companies invested in assets the Adviser believes will experience greater relative widening in spreads for a given increase in interest rates.

●	Liquidity Risk – If lenders that provide companies financing to purchase securities or loans become unwilling, or are unable, to finance assets, a company could be forced to sell its investments at an inopportune time when prices are depressed. The Adviser has determined that liquidity risk will be managed via the composition of the Fund by underweighting those companies invested in assets it views as less liquid and more difficult to finance. However, if liquidity becomes constrained on a systemic basis, numerous companies may be forced to sell assets the Adviser would have deemed to be relatively easy to finance at prices injurious to net asset values.

●	Credit Risk – For all non-derivative investments other than Agency MBS, borrower payment habits will impact the credit results for the investment securities or loans. The Adviser has determined that hedging credit is prohibitively expensive and will be managed via the composition of companies in the Fund by underweighting companies invested in non-prime or sub-prime mortgage securities, non-prime or sub-prime mortgage loans, and business loans the Adviser believes have higher-than-average credit risk.

●	Prepayment Risk – Almost all a company’s non-derivative investments allow the underlying borrowers to prepay their loans at their discretion which gives rise to risk to Fund earnings and Net Asset Value. The Adviser believes faster or slower prepayments, versus those expected at the time a company invests in an asset, is the primary economic risk for the Fund. To manage this risk, the Adviser has developed a risk management process intended to minimize the impacts from unexpectedly faster or slower prepayments, at the portfolio level, on Fund earnings and Net Asset Value.

●	Extension Risk – Extension risk is the risk that the issuer of a debt instrument, or a mortgage or loan borrower, will pay back the principal later than expected. This may occur when interest rates rise. This may negatively affect performance, as the value of the debt instrument decreases more than the value of any associated hedges increase when principal payments are made later than expected. Additionally, the Fund may be prevented from investing proceeds it would have received at a given time at the higher prevailing interest rates.

BUSINESS DEVELOPMENT COMPANIES (“BDCs”). The Fund may invest in publicly traded BDCs. A BDC is a type of closed-end investment company regulated under the 1940 Act. BDCs typically invest in and lend to small and medium-sized private and certain public companies that may not have access to public equity or debt markets for capital raising. At least 70% of a BDC’s investments must be made in private and certain public U.S. businesses, and BDCs are required to make available significant managerial assistance to their portfolio companies. BDCs are not taxed on income distributed to their shareholders, provided they comply with the applicable requirements of the Code.

Investments in BDCs may be subject to a high degree of risk. BDCs typically invest in small and medium-sized private and certain public companies that may not have access to public equity or debt markets for capital raising. As a result, a BDC’s portfolio typically will include a substantial amount of securities purchased in private placements, and its portfolio may carry risks similar to those of a private equity or venture capital fund. Securities that are not publicly registered may be difficult to value and may be difficult to sell at a price representative of their intrinsic value. Small and medium-sized companies also may have fewer lines of business so that changes in any one line of business may have a greater impact on the value of their stock than is the case with a larger company. To the extent a BDC focuses its investments in a specific sector, the BDC will be susceptible to adverse conditions and economic or regulatory occurrences affecting the specific sector or industry group, which tends to increase volatility and result in higher risk. Investments in BDCs are subject to various risks, including management’s ability to meet the BDC’s investment objective and to manage the BDC’s portfolio when the underlying securities are redeemed or sold, during periods of market turmoil and as investors’ perceptions regarding a BDC or its underlying investments change.

Certain BDCs may use leverage in their portfolios through borrowings or the issuance of preferred stock. While leverage may increase the yield and total return of a BDC, it also subjects the BDC to increased risks, including magnification of any investment losses and increased volatility. In addition, a BDC’s income may fall if the interest rate on any borrowings of the BDC rises.

A publicly-offered BDC is considered a closed-end investment company under the 1940 Act. As such, investments in BDCs may be limited by the provisions of Section 12(d)(1) of the 1940 Act. Also, as a shareholder in a BDC, the Fund would bear its ratable share of that BDC’s expenses and would remain subject to payment of the BDC’s management fees and other expenses with respect to assets so invested. Shareholders would therefore be subject to duplicative expenses to the extent the Fund invests in BDCs. BDCs may be leveraged, in which case the NAV and/or market value of the BDC’s shares will be more volatile than unleveraged investments.

PUBLICLY TRADED REITS. The Fund’s investments in the securities of publicly traded residential and commercial mortgage REITs will be subject to a variety of risks affecting those REITs directly. Share prices of publicly traded REITs may decline because of adverse developments affecting the residential and commercial real estate industry, residential and commercial property values, including supply and demand for residential and commercial properties, the credit performance of residential and commercial mortgages, the economic health of the country or of different regions, and interest rates. REITs often invest in highly leveraged residential and commercial properties. Returns from REITs, which typically are small or medium capitalization stocks, may trail returns from the overall stock market. In addition, changes in interest rates may hurt residential and commercial real estate values or make REIT shares less attractive than other income-producing investments. REITs are also subject to heavy cash flow dependency and defaults by borrowers and tenants. Shareholders in the Fund may pay higher fees than shareholders in funds that do not hold shares of underlying publicly traded REITS because the underlying REITS impose fees in addition to those imposed by the Fund.

VENTURE DEBT LENDERS. VDLs are direct lenders to private companies that are backed by private equity or venture capital investment firms. Generally, these companies have reached a stage in their business life cycle whereby their sponsors are comfortable raising debt capital to fund growth rather than investing additional equity capital. Since venture debt lending is a method of financing for early-stage and growth stage companies, these companies may not have positive cash flow, assets, a proven credit history or reliable revenue streams. A venture debt lender assumes risks associated with such companies. There is significant competition in the industry for VDLs. Loans issued by VDLs can have fixed rates or floating rates with net interest margin variability managed by borrowing similar amounts of fixed and floating rate debt.

DERIVATIVES – CERTAIN INTEREST RATE TRANSACTIONS. To reduce the NAV risk related to movements in longer-term interest rates inherent in the Fund’s underlying investments and capital structure, the Fund may enter into options on interest rate swap agreements (“swaptions”) and U.S. Treasury note futures. A swaption is a contract that gives a party the right (but not the obligation), in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. Interest rate swaps involve the exchange by the Fund with a counterparty of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. These transactions generally involve an agreement with the swap counterparty to pay a fixed or variable rate payment in exchange for the counterparty paying the Fund the other type of payment stream (i.e., variable or fixed). The payment obligation would be based on the notional amount of the swap. The Fund may (but is not required to) use interest rate swap transactions with the intent to reduce or eliminate the risks, associated with changes in longer-term interest rates, could pose for the performance of the Fund’s Shares. Any termination of an interest rate swap transaction could result in a termination payment by or to the Fund.

U.S. Treasury note futures contracts are futures contracts where the underlying asset is a security issued by the U.S. Treasury. The use of futures contracts is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. There is no guarantee that the use of U.S. Treasury note futures contracts to manage interest rate risks will be successful. The use of U.S. Treasury note futures contracts involves risks, such as potential losses if interest rates do not move as expected and the potential for greater losses than if derivatives had not been used. The Fund will seek “short” exposure through U.S. Treasury note futures, which would cause the Fund to be exposed to certain risks associated with selling short. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by borrowing the same security from another lender, purchasing it at the market price at the time of replacement or paying the lender an amount equal to the cost of purchasing the security. The Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the price of the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss will be increased, by the amount of the premium, dividends or interest the Fund may be required to pay, if any, in connection with a short sale.

The use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks, such as interest rate risk and counterparty risk, as well as risks arising from changes in applicable requirements. Interest rate risk is when the values of bonds and other debt instruments rise and fall in response to changes in interest rates. The values of debt instruments generally increase in response to declines in interest rates and decrease in response to rises in interest rates. Interest rate risk is generally greater for investments with longer durations or maturities. Some investments give the issuer the option to call or redeem an investment before its maturity date. If an issuer calls or redeems an investment during a time of declining interest rates, a fund might have to reinvest the proceeds in an investment offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates. Counterparty risk is the risk that a counterparty to a transaction in a financial instrument held by the fund may become insolvent or otherwise fail to perform its obligations. As a result, the fund may obtain no or limited recovery of its investment, and any recovery may be significantly delayed. Derivatives also involve the risk of improper valuation, the risk of unfavorable or ambiguous documentation and the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. If the Fund invests in a derivative instrument, it could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. The Fund’s use of derivatives may increase or accelerate the amount of taxes payable by shareholders.

Over-the-counter (“OTC”) derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivatives might not be available for OTC derivatives transactions. The primary credit risk on derivatives that are exchange-traded or traded through a central clearing counterparty risk resides with the Fund’s clearing broker, or the clearinghouse itself, rather than with a counterparty in an OTC derivative transaction.

It may not be possible for the Fund to modify, terminate, or offset the Fund’s obligations or the Fund’s exposure to the risks associated with a derivative transaction prior to its scheduled termination or maturity date, which may create a possibility of increased volatility and/or decreased liquidity to the Fund. Hedges are sometimes subject to imperfect matching between the derivative and the underlying instrument, and there can be no assurance that the Fund’s hedging transactions will be effective.

Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, appropriate derivative transactions may not be available in all circumstances for risk management or other purposes. Upon the expiration of a particular contract, the Fund may wish to retain the Fund’s position in the derivative instrument by entering into a similar contract, but may be unable to do so if the counterparty to the original contract is unwilling to enter into the new contract and no other appropriate counterparty can be found. When such markets are unavailable, the Fund will be subject to increased liquidity and investment risk.

The regulation of the derivatives markets has increased over the past several years, and additional future regulation of the derivatives markets may make derivatives more costly, may limit the availability or reduce the liquidity of derivatives or may otherwise adversely affect the value or performance of derivatives. Any such adverse future developments could impair the effectiveness of the Fund’s derivative transactions and cause the Fund to lose value.

LEVERAGE. The Fund will utilize leverage by using margin facilities secured by its portfolio securities. The Fund may also determine to issue preferred shares or other types of senior securities to add leverage to its portfolio. The Fund’s Board of Trustees may authorize the issuance of preferred shares without the approval of Common Shareholders. If the Fund issues preferred shares in the future, all costs and expenses relating to the issuance and ongoing maintenance of the preferred shares will be borne by the Common Shareholders, and these costs and expenses may be significant.

The net proceeds the Fund obtains from leverage will be invested in accordance with the Fund’s investment objective and policies as described in this prospectus. The 1940 Act generally prohibits the Fund from engaging in most forms of leverage unless immediately after the issuance of the leverage the Fund has satisfied the asset coverage test with respect to senior securities representing indebtedness prescribed by the 1940 Act; that is, the value of the Fund’s total assets less all liabilities and indebtedness not represented by senior securities (for these purposes, “total net assets”) is at least 300% of the senior securities representing indebtedness (effectively limiting the use of leverage through senior securities representing indebtedness to 33  1∕3% of the Fund’s net assets, including assets attributable to such leverage). In addition, the Fund is not permitted to declare any cash dividend or other distribution on Common Shares unless, at the time of such declaration, this asset coverage test is satisfied. The use of these forms of leverage increases the volatility of the Fund’s investment portfolio and could result in larger losses to Common Shareholders than if these strategies were not used. To the extent that the Fund engages in borrowings, it may prepay a portion of the principal amount of the borrowing to the extent necessary in order to maintain the required asset coverage. Failure to maintain certain asset coverage requirements could result in an event of default.

Leveraging is a speculative technique and there are special risks and costs involved. There is no assurance that the Fund will utilize leverage (such as the use of derivatives strategies). If used, there can be no assurance that the Fund’s leveraging strategies will be successful or result in a higher yield on your Shares. When leverage is used, the NAV of the Shares and the yield to Shareholders will be more volatile.

In the event that securities that the Fund has purchased on margin decline in value, the Fund could be subject to a “margin call” or “collateral call,” under which the Fund would be required to either deposit additional collateral with the lender or suffer mandatory liquidation of the margined securities to compensate for the decline in value. In the event of a sudden, precipitous drop in value of the Fund’s assets, the Fund might not be able to liquidate assets quickly enough to pay off its borrowings. The Fund would also have to pay interest on any borrowings, which may reduce the returns of the Fund. This interest expense may be greater than the return on the underlying investment. The Fund may be required to maintain minimum average balances in connection with its borrowings or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. The Fund’s leveraging strategy may not be successful.

The Fund also may borrow money as a temporary measure for extraordinary or emergency purposes, including for the payment of dividends or the settlement of securities transactions which otherwise might require untimely dispositions of portfolio securities held by the Fund.

CONCENTRATION RISK. The Fund’s assets may be concentrated in a particular sector or sectors or industry or group of industries, which will subject the Fund to the risk that economic, political or other conditions that have a negative effect on those sectors and/or industries may negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of sectors or industries. The Fund intends to concentrate its investments in securities of mortgage REITs, which will subject the Fund to the risks of those securities to a greater extent than if the Fund’s assets were invested in a wider variety of sectors or industries.

SECURITIES LENDING. To the extent that the Fund engages in securities lending, there is a risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Fund may lose money and there may be a delay in recovering the loaned securities. The Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Risks of Investments in Portfolio Companies

The Fund is subject to the risk of investments made by the Portfolio Companies in which it invests, as follows:

PORTFOLIO COMPANY RISK. The Fund will incur higher and duplicative expenses, including advisory fees, when it invests in shares of BDCs. There is also the risk that the Fund may suffer losses due to the investment practices of the BDCs, REITs and VDLs.

The SEC recently adopted revisions to the rules permitting funds to invest in other investment companies to streamline and enhance the regulatory framework applicable to fund of funds arrangements. While new Rule 12d1-4 permits more types of fund of fund arrangements without reliance on an exemptive order or no-action letters, it imposes new conditions, including limits on control and voting of acquired funds’ shares, evaluations and findings by investment advisers, fund investment agreements, and limits on most three-tier fund structures.

Portfolio Companies may be subject to certain general risks, including:

CAPITAL, LIQUIDITY AND FUNDING RISK. The risk to earnings, capital or the business that results from any interruption in a company’s ability to fund its assets that results in incurring losses from forced asset sales at unacceptable values. A company’s ability to fund its assets refers to companies that finance their investment portfolios using short-term borrowings from Wall Street dealers that are commonly referred to as “repo borrowings”. Although these borrowings are secured by the investments that are being financed, occasions may occur where liquidity is constrained, either specific to a Wall Street firm, or systemically, that results in a company being unable to borrow against its securities. If this occurs, a company may receive a “margin call” requiring it to post additional collateral or risk having the investment sold at a potentially unattractive price.

INVESTMENT/MARKET RISK. The risk to earnings, capital or the business that results from a mismatch in market value adjustments between assets, liabilities and hedging derivatives from changes in short-term and/or longer-term interest rates.

CREDIT RISK. The risk to earnings, capital or the business resulting from an obligor’s failure to meet the terms of a contract or otherwise fail to perform as agreed. For all non-derivative investments other than Agency MBS, borrower payment habits will impact the credit results for the investment securities or loans. The Adviser has determined that hedging credit is prohibitively expensive and will be managed via the composition of companies in the Fund by underweighting companies invested in non-prime or sub-prime mortgage securities, non-prime or sub-prime mortgage loans, and business loans the Adviser believes have higher-than-average credit risk.

COUNTERPARTY RISK. The risk to earnings, capital, or the business resulting from any funding, hedging, or investing counterparty’s failure to meet the terms of a contract.

LIQUIDITY RISK. If lenders that provide companies financing to purchase securities or loans become unwilling, or are unable, to finance assets, a company could be forced to sell its investments at an inopportune time when prices are depressed. The Adviser has determined that liquidity risk will be managed via the composition of the Fund by underweighting those companies invested in assets it views as less liquid and more difficult to finance. However, if liquidity becomes constrained on a systemic basis, numerous companies may be forced to sell assets the Adviser would have deemed to be relatively easy to finance at prices injurious to net asset values.

PREPAYMENT RISK. Almost all a company’s non-derivative investments allow the underlying borrowers to prepay their loans at their discretion which gives rise to risk to Fund earnings and Net Asset Value. The Adviser believes faster or slower prepayments, versus those expected at the time a company invests in an asset, is the primary economic risk for the Fund. To manage this risk, the Adviser has developed a risk management process intended to minimize the impacts from unexpectedly faster or slower prepayments, at the portfolio level, on Fund earnings and Net Asset Value.

SPREAD RISK. As the basis, or spread, between the interest rate for a security or a loan varies relative to a relevant index, the market value of the asset increases or decreases. Generally, when market interest rates rise, spreads will widen resulting in decreased asset values, and vice versa. The Adviser has determined that hedging the risk of widening spreads is, at a minimum, prohibitively expensive and will be managed via the composition of companies in the Fund by underweighting those companies invested in assets the Adviser believes will experience greater relative widening in spreads for a given increase in interest rates.

DERIVATIVES RISK. A Portfolio Company may enter into various derivative financial instrument contracts to hedge a portion of its interest rate risk and/or its credit risk. These derivatives are subject to changes in market values resulting from changes in interest rates, volatility, Agency MBS spreads to U.S. Treasuries, borrower credit performance, and market liquidity. The use of derivatives also creates exposure to credit risk relating to potential losses that could be recognized if the counterparties to these instruments fail to perform their obligations under that stated contract. There is no assurance that these derivative strategies will be available at any time or that the Portfolio Company’s adviser will determine to use them or, if used, that the strategies will be successful. Please see “Additional Information About the Fund’s Investment Objective, Policies, Investment Strategies and Risks” in the Statement of Additional Information for additional information regarding the investments of the Fund and their related risks.

General Risk Factors Related to an Investment in the Fund

NO OPERATING HISTORY. The Fund was organized on September 19, 2022. It had not yet commenced operations as of the date of this Prospectus and has no operating history. The Fund may not succeed in meeting its investment objective, and its NAV may decrease. As a new Fund, there is no assurance that the Fund will grow or maintain an economically viable size, which may result in increased Fund expenses or a determination to liquidate the Fund.

MINIMAL CAPITALIZATION. The Fund is not obligated to raise any specific amount of capital prior to commencing operations. There is a risk that the amount of capital actually raised by the Fund through the offering of its shares may be insufficient to achieve profitability or allow the Fund to realize its investment objective. An inability to raise additional capital may adversely affect the Fund’s financial condition, liquidity and results of operations, as well as its compliance with regulatory requirements. Further, if the Fund is unable to raise sufficient capital, Shareholders may bear higher expenses due to a lack of economies of scale.

REPURCHASE OFFERS; LIMITED LIQUIDITY. The Fund is a closed-end investment company structured as an “interval fund” and, as such, has adopted a fundamental policy to make quarterly repurchase offers, at per-class NAV, of not less than 5% and not more than 25% of the Fund’s outstanding Shares on the repurchase request deadline. The Fund will offer to purchase only a small portion of its Shares each quarter, currently expected to be 5% of the Fund’s outstanding shares, and there is no guarantee that Shareholders will be able to sell all of the Shares that they desire to sell in any particular repurchase offer. If a repurchase offer is oversubscribed, the Fund may repurchase only a pro rata portion of the Shares tendered by each Shareholder. The potential for proration may cause some investors to tender more Shares for repurchase than they wish to have repurchased or result in investors being unable to liquidate all or a given percentage of their investment during in the particular repurchase offer.

Shares in the Fund provide limited liquidity since Shareholders will not be able to redeem Shares on a daily basis. A Shareholder may not be able to tender its Shares in the Fund promptly after it has made a decision to do so. In addition, with very limited exceptions, Shares are not transferable, and liquidity will be provided only through repurchase offers made quarterly by the Fund. Shares in the Fund are therefore suitable only for investors who can bear the risks associated with the limited liquidity of Shares and should be viewed as a long-term investment.

The Fund’s repurchase policy will have the effect of decreasing the size of the Fund over time from what it otherwise would have been. Such a decrease may therefore force the Fund to sell assets it would not otherwise sell. It may also reduce the investment opportunities available to it and cause its expense ratio to increase.

Notices of each repurchase offer are sent to shareholders at least 21 days before the “Repurchase Request Deadline” (i.e., the date by which Shareholders can tender their Shares in response to a repurchase offer). The Fund determines the NAV applicable to repurchases no later than the fourteen (14) days after the Repurchase Request Deadline (or the next business day, if the 14th day is not a business day) (the “Repurchase Pricing Date”). The Fund expects to distribute payment to Shareholders between one and three business days after the Repurchase Pricing Date and will distribute payment no later than seven (7) calendar days after such date. If a Shareholder tenders all of its Shares (or a portion of its Shares) in connection with a repurchase offer made by the Fund, that tender may not be rescinded by the Shareholder after the Repurchase Request Deadline. Because the NAV applicable to a repurchase is calculated 14 days after the Repurchase Request Deadline, a Shareholder will not know its repurchase price until after it has irrevocably tendered its Shares. See “Quarterly Repurchases of Shares”. Shareholders may be subject to market risk in relation to the tender of their Shares for repurchase because like other market investments, the value of the Fund’s Shares may move up or down, sometimes rapidly and unpredictably, between the date a repurchase offer terminates and the repurchase date. Likewise, because the Fund’s investments may include securities denominated in foreign currencies, changes in currency values between the date a repurchase offer terminates and the repurchase date may also adversely affect the value of the Fund’s shares.

DISTRIBUTION POLICY. The Fund’s distribution policy is to make quarterly distributions of substantially all of its net investment income. Distributions cannot be assured, and the amount of each distribution is likely to vary. Distributions will be paid at least annually in amounts representing substantially all of the net investment income not previously distributed in a quarterly distribution and net capital gains, if any, earned each year. All or a portion of distribution may consist of a return of capital (i.e., from your original investment) and not a return of net investment income. Shareholders should not assume that the source of a distribution from the Fund is net investment income. Shareholders should note that return of capital will reduce the tax basis of their shares and potentially increase the taxable gain, if any, upon disposition of their shares.

BORROWING, USE OF LEVERAGE. The Fund may borrow against, or “leverage”, its equity investments to generate liquidity to invest in additional equity investments and hedging derivatives. The use of leverage increases both risk of loss and profit potential. The Fund is subject to the 1940 Act requirement that an investment company satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed measured at the time the investment company incurs the indebtedness (the “Asset Coverage Requirement”). This means that at any given time the value of the Fund’s total indebtedness may not exceed one-third the value of its total assets (including such indebtedness). The interests of persons with whom the Fund enters into leverage arrangements will not necessarily be aligned with the interests of the Fund’s Shareholders and such persons will have claims on the Fund’s assets that are senior to those of the Fund’s Shareholders. In addition to the risks created by the Fund’s use of leverage, the Fund is subject to the additional risk that it would be unable to timely, or at all, obtain leverage borrowing. The Fund might also be required to de-leverage, selling securities at a potentially inopportune time and incurring tax consequences.

COST OF CAPITAL AND NET INVESTMENT INCOME RISK. If the Fund uses debt to finance investments, its net investment income may depend, in part, upon the difference between the interest rate at which it borrows funds and the interest rate of investments made using those funds. As a result, a significant change in market interest rates can have a material adverse effect on the Fund’s net investment income. In periods of rising interest rates when it has debt outstanding, the Fund’s cost of funds will increase, which could reduce the Fund’s net investment income. The Fund may use interest rate risk management techniques intended to limit its exposure to interest rate fluctuations. These techniques may include various interest rate hedging activities to the extent permitted by the 1940 Act. These activities may limit the Fund’s ability to participate in the benefits of lower interest rates with respect to the hedged portfolio. Adverse developments resulting from changes in interest rates or hedging transactions could have a material adverse effect on the Fund’s business, financial condition and results of operations.

NON-DIVERSIFIED STATUS. The Fund is a “non-diversified” management investment company. Thus, there are no percentage limitations imposed by the 1940 Act on the Fund’s assets that may be invested, directly or indirectly, in the securities of any one issuer. Consequently, if one or more securities are allocated a relatively large percentage of the Fund’s assets, losses suffered by such securities could result in a higher reduction in the Fund’s capital than if such capital had been more proportionately allocated among a larger number of securities. The Fund may also be more susceptible to any single economic or regulatory occurrence than a diversified investment company. The Fund intends to satisfy the diversification requirements necessary to qualify as a regulated investment company under the Code. See “Certain U.S. Federal Income Tax Matters.”

LEGAL, TAX AND REGULATORY. Legal, tax and regulatory changes could occur that may materially adversely affect the Fund. For example, the regulatory environment for leveraged investors is evolving, and changes in the direct or indirect regulation of leveraged investors may materially adversely affect the ability of the Fund to pursue its investment objective or strategies. Increased regulatory oversight and other legislation or regulation could result. Such legislation or regulation could pose additional risks and result in material adverse consequences to the Fund and/or limit potential investment strategies that would have otherwise been used by the Fund in order to seek to obtain higher returns.

DEPENDENCE ON THE INVESTMENT ADVISER. The success of the Fund depends upon the ability of the Adviser to develop and implement investment strategies that achieve the investment objective of the Fund. Shareholders will have no right or power to participate in the management or control of the Fund.

MANAGEMENT RISK. The NAV of the Fund changes daily based on the performance of the securities in which it invests. The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular sector and securities or the financial performance of portfolio companies in which the Fund invests may prove to be incorrect and may not produce the desired results.

PORTFOLIO TURNOVER. The Fund may sell securities without regard to the length of time they have been held to take advantage of new investment opportunities, when the Adviser feels either the securities no longer meet its investment criteria or the potential for capital appreciation has lessened, or for other reasons. The Fund’s portfolio turnover rate may vary from year to year. A high portfolio turnover rate (100% or more) increases the Fund’s transaction costs (including brokerage commissions and dealer costs), which would adversely impact the Fund’s performance. Higher portfolio turnover may result in the realization of more short-term capital gains than if the Fund had lower portfolio turnover. The turnover rate will not be a limiting factor, however, if the Adviser considers portfolio changes appropriate.

LARGE SHAREHOLDER TRANSACTIONS RISK. Shares of the Fund may be offered to certain other investment companies, large retirement plans and other large investors. As a result, the Fund is subject to the risk that those Shareholders may purchase or redeem a large amount of shares of the Fund. In addition, large purchases of Fund shares could adversely affect the Fund’s performance to the extent that the Fund does not immediately invest cash it receives and therefore holds more cash than it ordinarily would. Large Shareholder activity could also generate increased transaction costs and cause adverse tax consequences. While the Fund’s structure as an interval fund would limit the impact of significant shareholder repurchase requests, shareholders may receive only a prorated portion of their requested repurchase amount if the Fund’s periodic repurchase offers are oversubscribed.

NON-QUALIFICATION AS A REGULATED INVESTMENT COMPANY. If for any taxable year the Fund were to fail to qualify as a regulated investment company under Subchapter M of Subtitle A, Chapter 1, of the Code, all of its taxable income would be subject to tax at regular corporate rates without any deduction for distributions. To qualify as a regulated investment company, the Fund must meet three numerical requirements each year regarding (i) the diversification of the assets it holds, (ii) the income it earns, and (iii) the amount of taxable income that it distributes to Shareholders. These requirements and certain additional tax risks associated with investments in the Fund are discussed in “Certain U.S. Federal Income Tax Matters” in this Prospectus.

CYBERSECURITY RISK. Cybersecurity refers to the combination of technologies, processes and procedures established to protect information technology systems and data from unauthorized access, attack or damage. The Fund and its affiliates and third-party service providers are subject to cybersecurity risks. Cybersecurity risks have significantly increased in recent years and the Fund could suffer such losses in the future. The Fund’s and its affiliates’ and third-party service providers’ computer systems, software and networks may be vulnerable to unauthorized access, computer viruses or other malicious code and other events that could have a security impact. In addition, the Fund and the Adviser have limited ability to prevent or mitigate cybersecurity incidents affecting third-party service providers. If one or more of such events occur, this potentially could jeopardize confidential and other information, including nonpublic personal information and sensitive business data, processed and stored in, and transmitted through, computer systems and networks, or otherwise cause interruptions or malfunctions in the Fund’s operations or the operations of their respective affiliates and third-party service providers. This could result in significant losses, reputational damage, litigation, regulatory fines or penalties, or otherwise adversely affect the Fund’s business, financial condition or results of operations. Privacy and information security laws and regulation changes, and compliance with those changes, may result in cost increases due to system changes and the development of new administrative processes. In addition, the Fund may be required to expend significant additional resources to modify the Fund’s protective measures and to investigate and remediate vulnerabilities or other exposures arising from operational and security risks.

OPERATIONAL RISK. An investment in the Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Fund. While the Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.

DEPENDENCE ON KEY PERSONNEL RISK. The Adviser may be dependent upon the experience and expertise of certain key personnel in providing services with respect to the Fund’s investments. If the Adviser were to lose the services of these individuals, its ability to service the Fund could be adversely affected. As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques for the Fund’s portfolio, and the Fund’s performance may lag behind that of similar funds. The Adviser has informed the Fund that its investment professionals are actively involved in other investment activities not concerning the Fund and will not be able to devote all of their time to the Fund’s business and affairs.

MARKET RISK. The market price of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest rates, adverse changes to credit markets or adverse investor sentiment generally. The value of a security may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

In addition, market risk includes the risk that geopolitical events will disrupt the economy on a national or global level. The continuing spread of an infectious respiratory illness caused by a novel strain of coronavirus (known as COVID-19) has caused volatility, severe market dislocations and liquidity constraints in many markets, including securities the Fund holds, and may adversely affect the Fund’s investments and operations. Effects of COVID-19 have caused disruptions to business operations, supply chains and consumer activity, as well as general concern and uncertainty that has negatively affected the economic environment. These disruptions have led to instability in the marketplace, including stock and credit market losses and overall volatility. The impact of COVID-19, and other infectious illness outbreaks, epidemics or pandemics that may arise in the future, could adversely affect the economies of many nations or the entire global economy, the financial performance of individual issuers, borrowers and sectors and the health of the markets generally in potentially significant and unforeseen ways.

GENERAL ECONOMIC AND MARKET CONDITIONS. The success of the Fund’s investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. These factors may affect the level and volatility of securities prices and the liquidity of investments held by the Fund. Unexpected volatility or illiquidity could impair the Fund’s profitability or result in losses. Russia’s recent military interventions in Ukraine have led to and may lead to additional sanctions being levied by the United States, European Union and other countries against Russia. Russia’s military incursion and the resulting sanctions could adversely affect global energy and financial markets and thus could affect the value of the Fund’s investments, even beyond any direct exposure the Fund may have to Russian issuers or the adjoining geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict, but could be substantial. Any such disruptions caused by Russian military action or resulting sanctions may magnify the impact of other risks described in this Prospectus.

ECONOMIC RECESSION OR DOWNTURN RISK. Certain of the Fund’s investments may be issued by companies susceptible to economic slowdowns or recessions. Therefore, the Fund’s non-performing assets are likely to increase, and the value of its portfolio is likely to decrease, during these periods. A prolonged recession may result in losses of value in the Fund’s portfolio and a decrease in the Fund’s revenues, net income and NAV. Unfavorable economic conditions also could increase the Fund’s funding costs, limit the Fund’s access to the capital markets or result in a decision by lenders not to extend credit to it on terms it deems acceptable. These events could prevent the Fund from increasing investments and harm the Fund’s operating results.

RISKS OF SECURITIES ACTIVITIES. The Fund will invest and trade in a variety of different securities, and utilize a variety of investment instruments and techniques. Each security and each instrument and technique involves the risk of loss of capital. While the Adviser will attempt to moderate these risks, there can be no assurance that the Fund’s investment activities will be successful or that the shareholders will not suffer losses.

Spread Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Spread Risk – As the basis, or spread, between the interest rate for a security or a loan varies relative to a relevant index, such as the U.S. Treasury rate of a similar term, the market value of the asset increases or decreases. Generally, when market interest rates rise, spreads will widen resulting in decreased asset values, and vice versa. The Adviser has determined that hedging the risk of widening spreads is, at a minimum, prohibitively expensive and will be managed via the composition of companies in the Fund by underweighting those companies invested in assets the Adviser believes will experience greater relative widening in spreads for a given increase in interest rates.
Liquidity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Liquidity Risk – If lenders that provide companies financing to purchase securities or loans become unwilling, or are unable, to finance assets, a company could be forced to sell its investments at an inopportune time when prices are depressed. The Adviser has determined that liquidity risk will be managed via the composition of the Fund by underweighting those companies invested in assets it views as less liquid and more difficult to finance. However, if liquidity becomes constrained on a systemic basis, numerous companies may be forced to sell assets the Adviser would have deemed to be relatively easy to finance at prices injurious to net asset values.
Credit Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Credit Risk – For all non-derivative investments other than Agency MBS, borrower payment habits will impact the credit results for the investment securities or loans. The Adviser has determined that hedging credit is prohibitively expensive and will be managed via the composition of companies in the Fund by underweighting companies invested in non-prime or sub-prime mortgage securities, non-prime or sub-prime mortgage loans, and business loans the Adviser believes have higher-than-average credit risk.
Prepayment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Prepayment Risk – Almost all a company’s non-derivative investments allow the underlying borrowers to prepay their loans at their discretion which gives rise to risk to Fund earnings and Net Asset Value. The Adviser believes faster or slower prepayments, versus those expected at the time a company invests in an asset, is the primary economic risk for the Fund. To manage this risk, the Adviser has developed a risk management process intended to minimize the impacts from unexpectedly faster or slower prepayments, at the portfolio level, on Fund earnings and Net Asset Value.
Extension Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Extension Risk – Extension risk is the risk that the issuer of a debt instrument, or a mortgage or loan borrower, will pay back the principal later than expected. This may occur when interest rates rise. This may negatively affect performance, as the value of the debt instrument decreases more than the value of any associated hedges increase when principal payments are made later than expected. Additionally, the Fund may be prevented from investing proceeds it would have received at a given time at the higher prevailing interest rates.
Business Development Companies [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

BUSINESS DEVELOPMENT COMPANIES (“BDCs”). The Fund may invest in publicly traded BDCs. A BDC is a type of closed-end investment company regulated under the 1940 Act. BDCs typically invest in and lend to small and medium-sized private and certain public companies that may not have access to public equity or debt markets for capital raising. At least 70% of a BDC’s investments must be made in private and certain public U.S. businesses, and BDCs are required to make available significant managerial assistance to their portfolio companies. BDCs are not taxed on income distributed to their shareholders, provided they comply with the applicable requirements of the Code.

Investments in BDCs may be subject to a high degree of risk. BDCs typically invest in small and medium-sized private and certain public companies that may not have access to public equity or debt markets for capital raising. As a result, a BDC’s portfolio typically will include a substantial amount of securities purchased in private placements, and its portfolio may carry risks similar to those of a private equity or venture capital fund. Securities that are not publicly registered may be difficult to value and may be difficult to sell at a price representative of their intrinsic value. Small and medium-sized companies also may have fewer lines of business so that changes in any one line of business may have a greater impact on the value of their stock than is the case with a larger company. To the extent a BDC focuses its investments in a specific sector, the BDC will be susceptible to adverse conditions and economic or regulatory occurrences affecting the specific sector or industry group, which tends to increase volatility and result in higher risk. Investments in BDCs are subject to various risks, including management’s ability to meet the BDC’s investment objective and to manage the BDC’s portfolio when the underlying securities are redeemed or sold, during periods of market turmoil and as investors’ perceptions regarding a BDC or its underlying investments change.

Certain BDCs may use leverage in their portfolios through borrowings or the issuance of preferred stock. While leverage may increase the yield and total return of a BDC, it also subjects the BDC to increased risks, including magnification of any investment losses and increased volatility. In addition, a BDC’s income may fall if the interest rate on any borrowings of the BDC rises.

A publicly-offered BDC is considered a closed-end investment company under the 1940 Act. As such, investments in BDCs may be limited by the provisions of Section 12(d)(1) of the 1940 Act. Also, as a shareholder in a BDC, the Fund would bear its ratable share of that BDC’s expenses and would remain subject to payment of the BDC’s management fees and other expenses with respect to assets so invested. Shareholders would therefore be subject to duplicative expenses to the extent the Fund invests in BDCs. BDCs may be leveraged, in which case the NAV and/or market value of the BDC’s shares will be more volatile than unleveraged investments.

Publicly Traded Reits [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

PUBLICLY TRADED REITS. The Fund’s investments in the securities of publicly traded residential and commercial mortgage REITs will be subject to a variety of risks affecting those REITs directly. Share prices of publicly traded REITs may decline because of adverse developments affecting the residential and commercial real estate industry, residential and commercial property values, including supply and demand for residential and commercial properties, the credit performance of residential and commercial mortgages, the economic health of the country or of different regions, and interest rates. REITs often invest in highly leveraged residential and commercial properties. Returns from REITs, which typically are small or medium capitalization stocks, may trail returns from the overall stock market. In addition, changes in interest rates may hurt residential and commercial real estate values or make REIT shares less attractive than other income-producing investments. REITs are also subject to heavy cash flow dependency and defaults by borrowers and tenants. Shareholders in the Fund may pay higher fees than shareholders in funds that do not hold shares of underlying publicly traded REITS because the underlying REITS impose fees in addition to those imposed by the Fund.

Venture Debt Lenders [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

VENTURE DEBT LENDERS. VDLs are direct lenders to private companies that are backed by private equity or venture capital investment firms. Generally, these companies have reached a stage in their business life cycle whereby their sponsors are comfortable raising debt capital to fund growth rather than investing additional equity capital. Since venture debt lending is a method of financing for early-stage and growth stage companies, these companies may not have positive cash flow, assets, a proven credit history or reliable revenue streams. A venture debt lender assumes risks associated with such companies. There is significant competition in the industry for VDLs. Loans issued by VDLs can have fixed rates or floating rates with net interest margin variability managed by borrowing similar amounts of fixed and floating rate debt.

Derivatives - Certain Interest Rate Transactions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

DERIVATIVES – CERTAIN INTEREST RATE TRANSACTIONS. To reduce the NAV risk related to movements in longer-term interest rates inherent in the Fund’s underlying investments and capital structure, the Fund may enter into options on interest rate swap agreements (“swaptions”) and U.S. Treasury note futures. A swaption is a contract that gives a party the right (but not the obligation), in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. Interest rate swaps involve the exchange by the Fund with a counterparty of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. These transactions generally involve an agreement with the swap counterparty to pay a fixed or variable rate payment in exchange for the counterparty paying the Fund the other type of payment stream (i.e., variable or fixed). The payment obligation would be based on the notional amount of the swap. The Fund may (but is not required to) use interest rate swap transactions with the intent to reduce or eliminate the risks, associated with changes in longer-term interest rates, could pose for the performance of the Fund’s Shares. Any termination of an interest rate swap transaction could result in a termination payment by or to the Fund.

U.S. Treasury note futures contracts are futures contracts where the underlying asset is a security issued by the U.S. Treasury. The use of futures contracts is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. There is no guarantee that the use of U.S. Treasury note futures contracts to manage interest rate risks will be successful. The use of U.S. Treasury note futures contracts involves risks, such as potential losses if interest rates do not move as expected and the potential for greater losses than if derivatives had not been used. The Fund will seek “short” exposure through U.S. Treasury note futures, which would cause the Fund to be exposed to certain risks associated with selling short. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by borrowing the same security from another lender, purchasing it at the market price at the time of replacement or paying the lender an amount equal to the cost of purchasing the security. The Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the price of the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss will be increased, by the amount of the premium, dividends or interest the Fund may be required to pay, if any, in connection with a short sale.

The use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks, such as interest rate risk and counterparty risk, as well as risks arising from changes in applicable requirements. Interest rate risk is when the values of bonds and other debt instruments rise and fall in response to changes in interest rates. The values of debt instruments generally increase in response to declines in interest rates and decrease in response to rises in interest rates. Interest rate risk is generally greater for investments with longer durations or maturities. Some investments give the issuer the option to call or redeem an investment before its maturity date. If an issuer calls or redeems an investment during a time of declining interest rates, a fund might have to reinvest the proceeds in an investment offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates. Counterparty risk is the risk that a counterparty to a transaction in a financial instrument held by the fund may become insolvent or otherwise fail to perform its obligations. As a result, the fund may obtain no or limited recovery of its investment, and any recovery may be significantly delayed. Derivatives also involve the risk of improper valuation, the risk of unfavorable or ambiguous documentation and the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. If the Fund invests in a derivative instrument, it could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. The Fund’s use of derivatives may increase or accelerate the amount of taxes payable by shareholders.

Over-the-counter (“OTC”) derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivatives might not be available for OTC derivatives transactions. The primary credit risk on derivatives that are exchange-traded or traded through a central clearing counterparty risk resides with the Fund’s clearing broker, or the clearinghouse itself, rather than with a counterparty in an OTC derivative transaction.

It may not be possible for the Fund to modify, terminate, or offset the Fund’s obligations or the Fund’s exposure to the risks associated with a derivative transaction prior to its scheduled termination or maturity date, which may create a possibility of increased volatility and/or decreased liquidity to the Fund. Hedges are sometimes subject to imperfect matching between the derivative and the underlying instrument, and there can be no assurance that the Fund’s hedging transactions will be effective.

Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, appropriate derivative transactions may not be available in all circumstances for risk management or other purposes. Upon the expiration of a particular contract, the Fund may wish to retain the Fund’s position in the derivative instrument by entering into a similar contract, but may be unable to do so if the counterparty to the original contract is unwilling to enter into the new contract and no other appropriate counterparty can be found. When such markets are unavailable, the Fund will be subject to increased liquidity and investment risk.

The regulation of the derivatives markets has increased over the past several years, and additional future regulation of the derivatives markets may make derivatives more costly, may limit the availability or reduce the liquidity of derivatives or may otherwise adversely affect the value or performance of derivatives. Any such adverse future developments could impair the effectiveness of the Fund’s derivative transactions and cause the Fund to lose value.

Leverage [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

LEVERAGE. The Fund will utilize leverage by using margin facilities secured by its portfolio securities. The Fund may also determine to issue preferred shares or other types of senior securities to add leverage to its portfolio. The Fund’s Board of Trustees may authorize the issuance of preferred shares without the approval of Common Shareholders. If the Fund issues preferred shares in the future, all costs and expenses relating to the issuance and ongoing maintenance of the preferred shares will be borne by the Common Shareholders, and these costs and expenses may be significant.

The net proceeds the Fund obtains from leverage will be invested in accordance with the Fund’s investment objective and policies as described in this prospectus. The 1940 Act generally prohibits the Fund from engaging in most forms of leverage unless immediately after the issuance of the leverage the Fund has satisfied the asset coverage test with respect to senior securities representing indebtedness prescribed by the 1940 Act; that is, the value of the Fund’s total assets less all liabilities and indebtedness not represented by senior securities (for these purposes, “total net assets”) is at least 300% of the senior securities representing indebtedness (effectively limiting the use of leverage through senior securities representing indebtedness to 33  1∕3% of the Fund’s net assets, including assets attributable to such leverage). In addition, the Fund is not permitted to declare any cash dividend or other distribution on Common Shares unless, at the time of such declaration, this asset coverage test is satisfied. The use of these forms of leverage increases the volatility of the Fund’s investment portfolio and could result in larger losses to Common Shareholders than if these strategies were not used. To the extent that the Fund engages in borrowings, it may prepay a portion of the principal amount of the borrowing to the extent necessary in order to maintain the required asset coverage. Failure to maintain certain asset coverage requirements could result in an event of default.

Leveraging is a speculative technique and there are special risks and costs involved. There is no assurance that the Fund will utilize leverage (such as the use of derivatives strategies). If used, there can be no assurance that the Fund’s leveraging strategies will be successful or result in a higher yield on your Shares. When leverage is used, the NAV of the Shares and the yield to Shareholders will be more volatile.

In the event that securities that the Fund has purchased on margin decline in value, the Fund could be subject to a “margin call” or “collateral call,” under which the Fund would be required to either deposit additional collateral with the lender or suffer mandatory liquidation of the margined securities to compensate for the decline in value. In the event of a sudden, precipitous drop in value of the Fund’s assets, the Fund might not be able to liquidate assets quickly enough to pay off its borrowings. The Fund would also have to pay interest on any borrowings, which may reduce the returns of the Fund. This interest expense may be greater than the return on the underlying investment. The Fund may be required to maintain minimum average balances in connection with its borrowings or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. The Fund’s leveraging strategy may not be successful.

The Fund also may borrow money as a temporary measure for extraordinary or emergency purposes, including for the payment of dividends or the settlement of securities transactions which otherwise might require untimely dispositions of portfolio securities held by the Fund.

Concentration Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

CONCENTRATION RISK. The Fund’s assets may be concentrated in a particular sector or sectors or industry or group of industries, which will subject the Fund to the risk that economic, political or other conditions that have a negative effect on those sectors and/or industries may negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of sectors or industries. The Fund intends to concentrate its investments in securities of mortgage REITs, which will subject the Fund to the risks of those securities to a greater extent than if the Fund’s assets were invested in a wider variety of sectors or industries.

Securities Lending [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

SECURITIES LENDING. To the extent that the Fund engages in securities lending, there is a risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Fund may lose money and there may be a delay in recovering the loaned securities. The Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Portfolio Company Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

PORTFOLIO COMPANY RISK. The Fund will incur higher and duplicative expenses, including advisory fees, when it invests in shares of BDCs. There is also the risk that the Fund may suffer losses due to the investment practices of the BDCs, REITs and VDLs.

The SEC recently adopted revisions to the rules permitting funds to invest in other investment companies to streamline and enhance the regulatory framework applicable to fund of funds arrangements. While new Rule 12d1-4 permits more types of fund of fund arrangements without reliance on an exemptive order or no-action letters, it imposes new conditions, including limits on control and voting of acquired funds’ shares, evaluations and findings by investment advisers, fund investment agreements, and limits on most three-tier fund structures.

Capital, Liquidity And Funding Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

CAPITAL, LIQUIDITY AND FUNDING RISK. The risk to earnings, capital or the business that results from any interruption in a company’s ability to fund its assets that results in incurring losses from forced asset sales at unacceptable values. A company’s ability to fund its assets refers to companies that finance their investment portfolios using short-term borrowings from Wall Street dealers that are commonly referred to as “repo borrowings”. Although these borrowings are secured by the investments that are being financed, occasions may occur where liquidity is constrained, either specific to a Wall Street firm, or systemically, that results in a company being unable to borrow against its securities. If this occurs, a company may receive a “margin call” requiring it to post additional collateral or risk having the investment sold at a potentially unattractive price.

Investment/Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

INVESTMENT/MARKET RISK. The risk to earnings, capital or the business that results from a mismatch in market value adjustments between assets, liabilities and hedging derivatives from changes in short-term and/or longer-term interest rates.

Credit Risk. [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

CREDIT RISK. The risk to earnings, capital or the business resulting from an obligor’s failure to meet the terms of a contract or otherwise fail to perform as agreed. For all non-derivative investments other than Agency MBS, borrower payment habits will impact the credit results for the investment securities or loans. The Adviser has determined that hedging credit is prohibitively expensive and will be managed via the composition of companies in the Fund by underweighting companies invested in non-prime or sub-prime mortgage securities, non-prime or sub-prime mortgage loans, and business loans the Adviser believes have higher-than-average credit risk.

Counterparty Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	COUNTERPARTY RISK. The risk to earnings, capital, or the business resulting from any funding, hedging, or investing counterparty’s failure to meet the terms of a contract.
Liquidity Risk. [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

LIQUIDITY RISK. If lenders that provide companies financing to purchase securities or loans become unwilling, or are unable, to finance assets, a company could be forced to sell its investments at an inopportune time when prices are depressed. The Adviser has determined that liquidity risk will be managed via the composition of the Fund by underweighting those companies invested in assets it views as less liquid and more difficult to finance. However, if liquidity becomes constrained on a systemic basis, numerous companies may be forced to sell assets the Adviser would have deemed to be relatively easy to finance at prices injurious to net asset values.

Prepayment Risk. [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

PREPAYMENT RISK. Almost all a company’s non-derivative investments allow the underlying borrowers to prepay their loans at their discretion which gives rise to risk to Fund earnings and Net Asset Value. The Adviser believes faster or slower prepayments, versus those expected at the time a company invests in an asset, is the primary economic risk for the Fund. To manage this risk, the Adviser has developed a risk management process intended to minimize the impacts from unexpectedly faster or slower prepayments, at the portfolio level, on Fund earnings and Net Asset Value.

Spread Risk. [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

SPREAD RISK. As the basis, or spread, between the interest rate for a security or a loan varies relative to a relevant index, the market value of the asset increases or decreases. Generally, when market interest rates rise, spreads will widen resulting in decreased asset values, and vice versa. The Adviser has determined that hedging the risk of widening spreads is, at a minimum, prohibitively expensive and will be managed via the composition of companies in the Fund by underweighting those companies invested in assets the Adviser believes will experience greater relative widening in spreads for a given increase in interest rates.

Derivatives Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

DERIVATIVES RISK. A Portfolio Company may enter into various derivative financial instrument contracts to hedge a portion of its interest rate risk and/or its credit risk. These derivatives are subject to changes in market values resulting from changes in interest rates, volatility, Agency MBS spreads to U.S. Treasuries, borrower credit performance, and market liquidity. The use of derivatives also creates exposure to credit risk relating to potential losses that could be recognized if the counterparties to these instruments fail to perform their obligations under that stated contract. There is no assurance that these derivative strategies will be available at any time or that the Portfolio Company’s adviser will determine to use them or, if used, that the strategies will be successful. Please see “Additional Information About the Fund’s Investment Objective, Policies, Investment Strategies and Risks” in the Statement of Additional Information for additional information regarding the investments of the Fund and their related risks.

No Operating History [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

NO OPERATING HISTORY. The Fund was organized on September 19, 2022. It had not yet commenced operations as of the date of this Prospectus and has no operating history. The Fund may not succeed in meeting its investment objective, and its NAV may decrease. As a new Fund, there is no assurance that the Fund will grow or maintain an economically viable size, which may result in increased Fund expenses or a determination to liquidate the Fund.

Minimal Capitalization [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

MINIMAL CAPITALIZATION. The Fund is not obligated to raise any specific amount of capital prior to commencing operations. There is a risk that the amount of capital actually raised by the Fund through the offering of its shares may be insufficient to achieve profitability or allow the Fund to realize its investment objective. An inability to raise additional capital may adversely affect the Fund’s financial condition, liquidity and results of operations, as well as its compliance with regulatory requirements. Further, if the Fund is unable to raise sufficient capital, Shareholders may bear higher expenses due to a lack of economies of scale.

Repurchase Offers; Limited Liquidity [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

REPURCHASE OFFERS; LIMITED LIQUIDITY. The Fund is a closed-end investment company structured as an “interval fund” and, as such, has adopted a fundamental policy to make quarterly repurchase offers, at per-class NAV, of not less than 5% and not more than 25% of the Fund’s outstanding Shares on the repurchase request deadline. The Fund will offer to purchase only a small portion of its Shares each quarter, currently expected to be 5% of the Fund’s outstanding shares, and there is no guarantee that Shareholders will be able to sell all of the Shares that they desire to sell in any particular repurchase offer. If a repurchase offer is oversubscribed, the Fund may repurchase only a pro rata portion of the Shares tendered by each Shareholder. The potential for proration may cause some investors to tender more Shares for repurchase than they wish to have repurchased or result in investors being unable to liquidate all or a given percentage of their investment during in the particular repurchase offer.

Shares in the Fund provide limited liquidity since Shareholders will not be able to redeem Shares on a daily basis. A Shareholder may not be able to tender its Shares in the Fund promptly after it has made a decision to do so. In addition, with very limited exceptions, Shares are not transferable, and liquidity will be provided only through repurchase offers made quarterly by the Fund. Shares in the Fund are therefore suitable only for investors who can bear the risks associated with the limited liquidity of Shares and should be viewed as a long-term investment.

The Fund’s repurchase policy will have the effect of decreasing the size of the Fund over time from what it otherwise would have been. Such a decrease may therefore force the Fund to sell assets it would not otherwise sell. It may also reduce the investment opportunities available to it and cause its expense ratio to increase.

Notices of each repurchase offer are sent to shareholders at least 21 days before the “Repurchase Request Deadline” (i.e., the date by which Shareholders can tender their Shares in response to a repurchase offer). The Fund determines the NAV applicable to repurchases no later than the fourteen (14) days after the Repurchase Request Deadline (or the next business day, if the 14th day is not a business day) (the “Repurchase Pricing Date”). The Fund expects to distribute payment to Shareholders between one and three business days after the Repurchase Pricing Date and will distribute payment no later than seven (7) calendar days after such date. If a Shareholder tenders all of its Shares (or a portion of its Shares) in connection with a repurchase offer made by the Fund, that tender may not be rescinded by the Shareholder after the Repurchase Request Deadline. Because the NAV applicable to a repurchase is calculated 14 days after the Repurchase Request Deadline, a Shareholder will not know its repurchase price until after it has irrevocably tendered its Shares. See “Quarterly Repurchases of Shares”. Shareholders may be subject to market risk in relation to the tender of their Shares for repurchase because like other market investments, the value of the Fund’s Shares may move up or down, sometimes rapidly and unpredictably, between the date a repurchase offer terminates and the repurchase date. Likewise, because the Fund’s investments may include securities denominated in foreign currencies, changes in currency values between the date a repurchase offer terminates and the repurchase date may also adversely affect the value of the Fund’s shares.

Distribution Policy [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

DISTRIBUTION POLICY. The Fund’s distribution policy is to make quarterly distributions of substantially all of its net investment income. Distributions cannot be assured, and the amount of each distribution is likely to vary. Distributions will be paid at least annually in amounts representing substantially all of the net investment income not previously distributed in a quarterly distribution and net capital gains, if any, earned each year. All or a portion of distribution may consist of a return of capital (i.e., from your original investment) and not a return of net investment income. Shareholders should not assume that the source of a distribution from the Fund is net investment income. Shareholders should note that return of capital will reduce the tax basis of their shares and potentially increase the taxable gain, if any, upon disposition of their shares.

Borrowing, Use Of Leverage [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

BORROWING, USE OF LEVERAGE. The Fund may borrow against, or “leverage”, its equity investments to generate liquidity to invest in additional equity investments and hedging derivatives. The use of leverage increases both risk of loss and profit potential. The Fund is subject to the 1940 Act requirement that an investment company satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed measured at the time the investment company incurs the indebtedness (the “Asset Coverage Requirement”). This means that at any given time the value of the Fund’s total indebtedness may not exceed one-third the value of its total assets (including such indebtedness). The interests of persons with whom the Fund enters into leverage arrangements will not necessarily be aligned with the interests of the Fund’s Shareholders and such persons will have claims on the Fund’s assets that are senior to those of the Fund’s Shareholders. In addition to the risks created by the Fund’s use of leverage, the Fund is subject to the additional risk that it would be unable to timely, or at all, obtain leverage borrowing. The Fund might also be required to de-leverage, selling securities at a potentially inopportune time and incurring tax consequences.

Cost Of Capital And Net Investment Income Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

COST OF CAPITAL AND NET INVESTMENT INCOME RISK. If the Fund uses debt to finance investments, its net investment income may depend, in part, upon the difference between the interest rate at which it borrows funds and the interest rate of investments made using those funds. As a result, a significant change in market interest rates can have a material adverse effect on the Fund’s net investment income. In periods of rising interest rates when it has debt outstanding, the Fund’s cost of funds will increase, which could reduce the Fund’s net investment income. The Fund may use interest rate risk management techniques intended to limit its exposure to interest rate fluctuations. These techniques may include various interest rate hedging activities to the extent permitted by the 1940 Act. These activities may limit the Fund’s ability to participate in the benefits of lower interest rates with respect to the hedged portfolio. Adverse developments resulting from changes in interest rates or hedging transactions could have a material adverse effect on the Fund’s business, financial condition and results of operations.

Non-Diversified Status [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

NON-DIVERSIFIED STATUS. The Fund is a “non-diversified” management investment company. Thus, there are no percentage limitations imposed by the 1940 Act on the Fund’s assets that may be invested, directly or indirectly, in the securities of any one issuer. Consequently, if one or more securities are allocated a relatively large percentage of the Fund’s assets, losses suffered by such securities could result in a higher reduction in the Fund’s capital than if such capital had been more proportionately allocated among a larger number of securities. The Fund may also be more susceptible to any single economic or regulatory occurrence than a diversified investment company. The Fund intends to satisfy the diversification requirements necessary to qualify as a regulated investment company under the Code. See “Certain U.S. Federal Income Tax Matters.”

Legal, Tax And Regulatory [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

LEGAL, TAX AND REGULATORY. Legal, tax and regulatory changes could occur that may materially adversely affect the Fund. For example, the regulatory environment for leveraged investors is evolving, and changes in the direct or indirect regulation of leveraged investors may materially adversely affect the ability of the Fund to pursue its investment objective or strategies. Increased regulatory oversight and other legislation or regulation could result. Such legislation or regulation could pose additional risks and result in material adverse consequences to the Fund and/or limit potential investment strategies that would have otherwise been used by the Fund in order to seek to obtain higher returns.

Dependence On The Investment Adviser [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

DEPENDENCE ON THE INVESTMENT ADVISER. The success of the Fund depends upon the ability of the Adviser to develop and implement investment strategies that achieve the investment objective of the Fund. Shareholders will have no right or power to participate in the management or control of the Fund.

Management Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

MANAGEMENT RISK. The NAV of the Fund changes daily based on the performance of the securities in which it invests. The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular sector and securities or the financial performance of portfolio companies in which the Fund invests may prove to be incorrect and may not produce the desired results.

Portfolio Turnover [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

PORTFOLIO TURNOVER. The Fund may sell securities without regard to the length of time they have been held to take advantage of new investment opportunities, when the Adviser feels either the securities no longer meet its investment criteria or the potential for capital appreciation has lessened, or for other reasons. The Fund’s portfolio turnover rate may vary from year to year. A high portfolio turnover rate (100% or more) increases the Fund’s transaction costs (including brokerage commissions and dealer costs), which would adversely impact the Fund’s performance. Higher portfolio turnover may result in the realization of more short-term capital gains than if the Fund had lower portfolio turnover. The turnover rate will not be a limiting factor, however, if the Adviser considers portfolio changes appropriate.

Large Shareholder Transactions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

LARGE SHAREHOLDER TRANSACTIONS RISK. Shares of the Fund may be offered to certain other investment companies, large retirement plans and other large investors. As a result, the Fund is subject to the risk that those Shareholders may purchase or redeem a large amount of shares of the Fund. In addition, large purchases of Fund shares could adversely affect the Fund’s performance to the extent that the Fund does not immediately invest cash it receives and therefore holds more cash than it ordinarily would. Large Shareholder activity could also generate increased transaction costs and cause adverse tax consequences. While the Fund’s structure as an interval fund would limit the impact of significant shareholder repurchase requests, shareholders may receive only a prorated portion of their requested repurchase amount if the Fund’s periodic repurchase offers are oversubscribed.

Non-Qualification As A Regulated Investment Company [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

NON-QUALIFICATION AS A REGULATED INVESTMENT COMPANY. If for any taxable year the Fund were to fail to qualify as a regulated investment company under Subchapter M of Subtitle A, Chapter 1, of the Code, all of its taxable income would be subject to tax at regular corporate rates without any deduction for distributions. To qualify as a regulated investment company, the Fund must meet three numerical requirements each year regarding (i) the diversification of the assets it holds, (ii) the income it earns, and (iii) the amount of taxable income that it distributes to Shareholders. These requirements and certain additional tax risks associated with investments in the Fund are discussed in “Certain U.S. Federal Income Tax Matters” in this Prospectus.

Cybersecurity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

CYBERSECURITY RISK. Cybersecurity refers to the combination of technologies, processes and procedures established to protect information technology systems and data from unauthorized access, attack or damage. The Fund and its affiliates and third-party service providers are subject to cybersecurity risks. Cybersecurity risks have significantly increased in recent years and the Fund could suffer such losses in the future. The Fund’s and its affiliates’ and third-party service providers’ computer systems, software and networks may be vulnerable to unauthorized access, computer viruses or other malicious code and other events that could have a security impact. In addition, the Fund and the Adviser have limited ability to prevent or mitigate cybersecurity incidents affecting third-party service providers. If one or more of such events occur, this potentially could jeopardize confidential and other information, including nonpublic personal information and sensitive business data, processed and stored in, and transmitted through, computer systems and networks, or otherwise cause interruptions or malfunctions in the Fund’s operations or the operations of their respective affiliates and third-party service providers. This could result in significant losses, reputational damage, litigation, regulatory fines or penalties, or otherwise adversely affect the Fund’s business, financial condition or results of operations. Privacy and information security laws and regulation changes, and compliance with those changes, may result in cost increases due to system changes and the development of new administrative processes. In addition, the Fund may be required to expend significant additional resources to modify the Fund’s protective measures and to investigate and remediate vulnerabilities or other exposures arising from operational and security risks.

Operational Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

OPERATIONAL RISK. An investment in the Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Fund. While the Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.

Dependence On Key Personnel Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

DEPENDENCE ON KEY PERSONNEL RISK. The Adviser may be dependent upon the experience and expertise of certain key personnel in providing services with respect to the Fund’s investments. If the Adviser were to lose the services of these individuals, its ability to service the Fund could be adversely affected. As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques for the Fund’s portfolio, and the Fund’s performance may lag behind that of similar funds. The Adviser has informed the Fund that its investment professionals are actively involved in other investment activities not concerning the Fund and will not be able to devote all of their time to the Fund’s business and affairs.

Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

MARKET RISK. The market price of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest rates, adverse changes to credit markets or adverse investor sentiment generally. The value of a security may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

In addition, market risk includes the risk that geopolitical events will disrupt the economy on a national or global level. The continuing spread of an infectious respiratory illness caused by a novel strain of coronavirus (known as COVID-19) has caused volatility, severe market dislocations and liquidity constraints in many markets, including securities the Fund holds, and may adversely affect the Fund’s investments and operations. Effects of COVID-19 have caused disruptions to business operations, supply chains and consumer activity, as well as general concern and uncertainty that has negatively affected the economic environment. These disruptions have led to instability in the marketplace, including stock and credit market losses and overall volatility. The impact of COVID-19, and other infectious illness outbreaks, epidemics or pandemics that may arise in the future, could adversely affect the economies of many nations or the entire global economy, the financial performance of individual issuers, borrowers and sectors and the health of the markets generally in potentially significant and unforeseen ways.

General Economic And Market Conditions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

GENERAL ECONOMIC AND MARKET CONDITIONS. The success of the Fund’s investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. These factors may affect the level and volatility of securities prices and the liquidity of investments held by the Fund. Unexpected volatility or illiquidity could impair the Fund’s profitability or result in losses. Russia’s recent military interventions in Ukraine have led to and may lead to additional sanctions being levied by the United States, European Union and other countries against Russia. Russia’s military incursion and the resulting sanctions could adversely affect global energy and financial markets and thus could affect the value of the Fund’s investments, even beyond any direct exposure the Fund may have to Russian issuers or the adjoining geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict, but could be substantial. Any such disruptions caused by Russian military action or resulting sanctions may magnify the impact of other risks described in this Prospectus.

Economic Recession Or Downturn Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

ECONOMIC RECESSION OR DOWNTURN RISK. Certain of the Fund’s investments may be issued by companies susceptible to economic slowdowns or recessions. Therefore, the Fund’s non-performing assets are likely to increase, and the value of its portfolio is likely to decrease, during these periods. A prolonged recession may result in losses of value in the Fund’s portfolio and a decrease in the Fund’s revenues, net income and NAV. Unfavorable economic conditions also could increase the Fund’s funding costs, limit the Fund’s access to the capital markets or result in a decision by lenders not to extend credit to it on terms it deems acceptable. These events could prevent the Fund from increasing investments and harm the Fund’s operating results.

Risks Of Securities Activities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

RISKS OF SECURITIES ACTIVITIES. The Fund will invest and trade in a variety of different securities, and utilize a variety of investment instruments and techniques. Each security and each instrument and technique involves the risk of loss of capital. While the Adviser will attempt to moderate these risks, there can be no assurance that the Fund’s investment activities will be successful or that the shareholders will not suffer losses.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	108 Lakeland Ave.
Entity Address, City or Town	Dover
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19901
Contact Personnel Name	Capitol Services, Inc.

[1]	The Management Fee paid to the Adviser is payable quarterly in arrears and calculated at an annual rate of 1.50% of the Fund’s daily net assets.
[2]	These expenses represent estimated interest payments the Fund expects to incur in connection with its expected borrowing during the current fiscal year. Additionally, the interest rate used is based on an estimate of applicable market rates and is subject to change. Material assumptions as to interest expenses are an assumed $100 million in average net assets, leveraged at 30% with a 5% interest rate.
[3]	The Incentive Fee is determined and payable quarterly in arrears. The Incentive Fee is earned on Net Profits (after the deduction of any Loss Carryforward, as described below) less the Preferred Return (the Fund’s average daily net assets for the quarter multiplied by an annual rate of 7.50%). For the purposes of the Incentive Fee, the term “Net Profits” means the amount by which the net asset value of the Fund on the last business day of the quarter exceeds the net asset value of the Fund as of last business day the prior quarter, plus the amount of any distributions made to Shareholders during the period. In the event that Net Profits is less than zero (such amount, a “Net Loss”), the cumulative amount of any Net Losses shall be aggregated and such amount (“Loss Carryforward”) shall be used to reduce Net Profits in future quarters until the Loss Carryforward amount is zero. No Incentive Fee will be paid to the Adviser on Net Profits (after the deduction of any Loss Carryforward) which is less than the Preferred Return. The Adviser will be paid 100% of the Fund’s Net Profits (after the deduction of any Loss Carryforward) in excess of the Preferred Return up to the “catch-up amount”, which is the Fund’s Net Profits (after the deduction of any Loss Carryforward) for the quarter less the sum of the Preferred Return and 10% of the Net Profits (after the deduction of any Loss Carryforward) for the quarter (such amount, the “Catch-Up Incentive Fee”). The Adviser will be paid 10% of the Net Profits (after the deduction of any Loss Carryforward) in excess of the sum of the Preferred Return and the Catch-Up Incentive Fee.
[4]	The “Other Expenses” shown above are estimated based on an assumed $100 million in average net assets of the Fund for the current fiscal year.
[5]	The Adviser has entered into a written expense limitation agreement until April 30, 2024 under which it has agreed to limit the total expenses of the Fund (exclusive of the management fee, incentive fee, interest, expenses incurred under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act, taxes, acquired fund fees and expenses, brokerage commissions, dividend expenses on short sales, and other extraordinary expenses not incurred in the ordinary course of business) to an annual rate of 0.50% of the Fund’s daily net assets. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three years following the date such waiver and/or reimbursement was made, provided that the Fund can make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. This expense limitation agreement may not be terminated prior to April 30, 2024 unless mutually agreed to in writing by the parties. Currently, there is no waiver or reimbursement required under the agreement because operating expenses are estimated to be 0.44%.